World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2016

Dates Covered
Collections Period	05/01/16 - 05/31/16
Interest Accrual Period	05/16/16 - 06/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/16	223,273,800.83	17,883
Yield Supplement Overcollateralization Amount 04/30/16	4,757,741.28	0
Receivables Balance 04/30/16	228,031,542.11	17,883
Principal Payments	11,836,437.49	521
Defaulted Receivables	301,018.27	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/16	4,369,944.46	0
Pool Balance at 05/31/16	211,524,141.89	17,346

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	27.28%

Prepayment ABS Speed	1.42%

Overcollateralization Target Amount	9,518,586.39
Actual Overcollateralization	9,518,586.39

Weighted Average APR	3.34%
Weighted Average APR, Yield Adjusted	5.01%
Weighted Average Remaining Term	34.23

Delinquent Receivables:
Past Due 31-60 days	4,483,080.34	270
Past Due 61-90 days	901,923.71	54
Past Due 91-120 days	113,747.66	13
Past Due 121+ days	0.00	0
Total	5,498,751.71	337

Total 31+ Delinquent as % Ending Pool Balance	2.60%

Recoveries	279,520.19

Aggregate Net Losses/(Gains) - May 2016	21,498.08

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.11%
Prior Net Losses Ratio	1.07%
Second Prior Net Losses Ratio	1.40%
Third Prior Net Losses Ratio	1.65%
Four Month Average	1.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.48%

Flow of Funds	$ Amount

Collections	12,726,404.79
Advances	4,033.03
Investment Earnings on Cash Accounts	3,307.08
Servicing Fee	(190,026.29)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,543,718.61

Distributions of Available Funds
(1) Class A Interest	181,469.79
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	1,702,337.90
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,518,586.39
(7) Distribution to Certificateholders	1,118,951.63
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,543,718.61

Servicing Fee	190,026.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 05/16/16	213,226,479.79
Principal Paid	11,220,924.29
Note Balance @ 06/15/16	202,005,555.50

Class A-1
Note Balance @ 05/16/16	0.00
Principal Paid	0.00
Note Balance @ 06/15/16	0.00
Note Factor @ 06/15/16	0.0000000%

Class A-2
Note Balance @ 05/16/16	0.00
Principal Paid	0.00
Note Balance @ 06/15/16	0.00
Note Factor @ 06/15/16	0.0000000%

Class A-3
Note Balance @ 05/16/16	87,941,479.79
Principal Paid	11,220,924.29
Note Balance @ 06/15/16	76,720,555.50
Note Factor @ 06/15/16	32.6470449%

Class A-4
Note Balance @ 05/16/16	109,676,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	109,676,000.00
Note Factor @ 06/15/16	100.0000000%

Class B
Note Balance @ 05/16/16	15,609,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	15,609,000.00
Note Factor @ 06/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	203,842.69
Total Principal Paid	11,220,924.29
Total Paid	11,424,766.98

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	60,826.19
Principal Paid	11,220,924.29
Total Paid to A-3 Holders	11,281,750.48

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2738772
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.0761124
Total Distribution Amount	15.3499896

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2588349
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.7486140
Total A-3 Distribution Amount	48.0074489

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	151.71
Noteholders' Principal Distributable Amount	848.29

Account Balances	$ Amount

Advances
Balance as of 04/30/16	38,486.79
Balance as of 05/31/16	42,519.82
Change	4,033.03

Reserve Account
Balance as of 05/16/16	1,903,544.61
Investment Earnings	483.73
Investment Earnings Paid	(483.73)
Deposit/(Withdrawal)	-
Balance as of 06/15/16	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61